PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROJECT ASSETS
Project assets - Acquisition cost	$ 44,549	$ 55,158
Project assets - EPC and other cost	1,092,917	1,031,976
Total project assets	1,137,466	1,087,134
Current portion	747,764	604,083
Non-current portion	389,702	483,051
Impairment loss of project assets	$ 369	$ 20,194	$ 9,016